PRACTUS
JOHN H. LIVELY, Managing Partner
john.lively@practus.com
11300 Tomahawk Creek Pkwy., Suite 310
Leawood, KS 66211
(913) 660-0778

September 17, 2025

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 2054

RE: Preliminary Proxy Statement for PFS Funds (the “Trust”)(File Nos. 333-94671 and 811-09781)

Ladies and Gentlemen:

Enclosed herewith for filing is a preliminary proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934 relating to the solicitation of shareholder votes for the approval of a new investment advisory agreement between Tandem Investment Advisors, Inc. (the “Adviser”) and PFS Funds with respect to the Castle Tandem Fund (the “Fund”), a portfolio series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively

On behalf of Practus, LLP